UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21374

PIMCO Income Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna -1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2012

Date of reporting period:	January 31, 2012

Item 1: Report to Shareholders

January 31, 2012

PIMCO Income Strategy Fund

PIMCO Income Strategy Fund II

Contents

Letter to Shareholders	2-3

Fund Insights	4-5

Performance & Statistics	6-7

Schedules of Investments	8-23

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26-27

Statements of Cash Flows	28

Notes to Financial Statements	29-48

Financial Highlights	49-50

A Note Regarding Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements/Changes to Board of Trustees/ Proxy Voting Policies & Procedures	51

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Dear Shareholder:

The U.S. economy gained momentum during the six-month fiscal period ended January 31, 2012. Expansion was reflected by growth in key sectors such as manufacturing and construction, and by companies that increased capital expenditures and hiring. This in turn boosted consumer confidence and helped push unemployment to its lowest level in three years. Growth was held back by political dysfunction in Washington and a spate of geopolitical worries, which at times sparked extraordinary market volatility.

Six-Month Period in Review through January 31, 2012

For the six-month period ended January 31, 2012:

•  PIMCO Income Strategy Fund returned -3.04 % on net asset value (“NAV”) and -4.70 % on market price.

•  PIMCO Income Strategy Fund II returned -2.19% on NAV and 0.92 % on market price.

The Barclays Capital U.S. Credit Index, a measure of high quality corporate bond performance, advanced 4.45% and the Barclays Capital U.S. High Yield Bond Index, a measure of below investment-grade corporate bond performance, rose 1.86% during the reporting period. Government bonds, as represented by the Barclays Capital Long Term Treasury Index, returned 21.68%. The Barclays Capital U.S. Aggregate Bond Index, a broad credit market measure of government and corporate securities, rose 4.25%, and mortgage-backed securities, reflected by the Barclays Capital Mortgage Index, advanced 2.77%. As for stocks, the Standard & Poor’s 500 Index increased 2.71% during the six-month period.

U.S. gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at an annual rate of 1.8% between July and September 2011 and at a 2.8% annual rate (preliminary estimate) between October and December 2011. This was a marked improvement from the preceding two quarters, in which annualized growth was 0.4% and 1.3%, respectively. The latest “Beige Book” report from the Federal Reserve (“the Fed”), released in January 2012, indicated economic expansion in all but one of twelve banking districts across the country. The central bank described auto manufacturing as “vibrant,” and signified consumer spending was growing more “robust.” The labor market also

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improved, as the U.S. unemployment rate dropped from 9.1% to 8.3% during the six-month reporting period. The government indicated that private sector job creation during 2011 was the best since 2005.

As the economy expanded, U.S. companies continued to post strong results. The Commerce Department reported that profits were approximately $1.97 trillion (seasonally adjusted at annualized rates) between July and September 2011. Corporate strength was reflected in Fed data signifying non-financial companies holding in excess of $2 trillion in cash and other liquid assets at the end of June 2011. Relative to total corporate assets, this was the highest level since 1963.

The Road Ahead

Despite the improving U.S. economy, actions taken by the Fed during the six-month period indicate caution. The Fed extended its policy of maintaining low interest rates “at least through late 2014” and began another effort to stimulate the economy by swapping $400 billion in short-term Treasury securities in exchange for a similar amount of longer-term bonds. The lower long-term yields, the Fed intimated, could help breathe life into the housing market. Concerned with Europe’s deepening sovereign debt crisis, the Fed warned of “significant downside risks to the economic outlook, including strains in global financial markets.”

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & CEO

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PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Fund Insights

January 31, 2012 (unaudited)

For the six months ended January 31, 2012, PIMCO Income Strategy Fund returned -3.04% on net asset value (“NAV”) and -4.70% on market price.

For the six months ended January 31, 2012, PIMCO Income Strategy Fund II returned -2.19% on NAV and 0.92% on market price.

The unmanaged Barclays Capital U.S. Aggregate Bond Index and Barclays Capital U.S. Credit Index returned 4.25% and 4.45%, respectively, during the six month reporting period ended January 31, 2012.

The overall U.S. fixed income market, as measured by the Barclays Capital U.S. Aggregate Bond Index, generated a 4.25% return during the reporting period. However, there were periods of heightened volatility due to shifting expectations for the economy and periodic flights to quality. During the first two months of the period, most spread sectors (non-U.S. Treasuries) underperformed equal-duration Treasuries. Investor risk aversion was elevated during that time given Standard & Poor’s downgrade of U.S. government securities, concerns of moderating global economic growth and an escalation of the European sovereign debt crisis. However, during the last four months of the reporting period, investor risk aversion was generally replaced with risk appetite. Triggering this shift in investor sentiment were signs that the U.S. economy was gaining some momentum and hopes for progress in the European sovereign debt crisis. During the six months ended January 31, 2012, both short- and long-term Treasury yields declined and the yield curve flattened. In this environment, spread sectors produced mixed results versus equal-duration Treasuries.

Despite a setback when investor risk aversion was elevated in August and September 2011, the U.S. corporate bond market posted a positive return during the reporting period. Supporting corporate bond prices were generally strong corporate profits, strengthening corporate balance sheets and improving demand from investors seeking to generate incremental yield in the low interest rate environment.

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Sector exposures largely detracted from the Funds’ performance

During the reporting period, the Funds underperformed the broad U.S. fixed income market (as measured by the Barclays Capital U.S. Aggregate Bond Index) as well as the U.S. credit market (as measured by the Barclays Capital U.S. Credit Index).

An underweighting to retailers detracted from performance, as consumer spending increased toward the end of 2011. An overweighting to the banking sector adversely impacted performance as increased European sovereign debt concerns and uncertainties surrounding new financial regulations hindered results. Security selection within insurance companies also detracted from returns, as select life insurance companies underperformed the broader insurance sector. The Funds’ underweighting to technology hindered results as this sector outperformed the overall credit market due to growth in mobile devices.

On the upside, an allocation to Build America Bonds was rewarded, as these subsidized taxable municipal securities generally outperformed the broader market. An underweighting to metals and mining also contributed to results, as slower emerging market growth caused this sector to perform poorly.

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PIMCO Income Strategy Fund
Performance & Statistics

January 31, 2012 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	-4.70%	-3.04%
1 Year	-0.06%	1.75%
5 Year	0.42%	1.16%
Commencement of Operations (8/29/03) to 1/31/12	3.77%	3.63%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (8/29/03) to 1/31/12	Market Price	$11.13
	NAV	$10.40
Market Price	Premium to NAV	7.02%
NAV	Market Price Yield(2)	8.09%

	Moody’s Ratings (as a % of total investments)

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PIMCO Income Strategy Fund II
Performance & Statistics

January 31, 2012 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	0.92%	-2.19%
1 Year	3.43%	0.92%
5 Year	-1.36%	-1.57%
Commencement of Operations (10/29/04) to 1/31/12	1.27%	1.19%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (10/29/04) to 1/31/12	Market Price	$9.93
	NAV	$9.41
Market Price	Premium to NAV	5.53%
NAV	Market Price Yield(2)	7.85%

	Moody’s Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund ‘s shares, or changes in the Funds’ dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per common share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at January 31, 2012.

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2012 (unaudited)

Principal Amount (000s)		Value
CORPORATE BONDS & NOTES – 55.0%

Airlines – 0.2%
$3,774	American Airlines Pass Through Trust, 9.73%, 9/29/14 (e)	$905,616
Banking – 8.2%
2,600	AgFirst Farm Credit Bank, 7.30%, 3/1/12 (a) (b) (d) (g) (j) (acquisition cost-$2,225,000; purchased 2/26/10-4/15/10)	2,659,116
£7,800	Barclays Bank PLC, 14.00%, 6/15/19 (g)	14,749,495
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
€3,000	6.875%, 3/19/20	3,714,034
$4,400	11.00%, 6/30/19 (a) (d) (g) (i)	5,470,987
600	HBOS PLC, 6.75%, 5/21/18 (a) (d)	528,735
	Regions Financial Corp.,
800	7.375%, 12/10/37	717,000
1,500	7.75%, 9/15/24	1,342,500
£2,000	Santander Issuances S.A. Unipersonal, 7.30%, 7/27/19, (converts to FRN on 9/27/14)	2,757,692
		31,939,559
Chemicals – 0.2%
$624	Lyondell Chemical Co., 8.00%, 11/1/17	698,880
Consumer Products – 0.2%
800	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a) (d)	800,000
Energy – 0.1%
1,100	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16 Ser. B (e)	638,000
Financial Services – 27.1%
	Ally Financial, Inc.,
304	5.90%, 1/15/19	277,871
156	5.90%, 10/15/19	137,554
55	6.00%, 2/15/19	48,908
90	6.00%, 3/15/19	80,056
8	6.00%, 4/15/19	7,103
325	6.00%, 9/15/19	288,947
95	6.05%, 8/15/19	84,699
413	6.05%, 10/15/19	367,976
31	6.125%, 10/15/19	27,752
1,208	6.15%, 8/15/19	1,085,269
1,371	6.25%, 2/15/16	1,281,664
25	6.25%, 1/15/19	23,307
120	6.30%, 8/15/19	108,813
1,168	6.35%, 2/15/16	1,095,836
285	6.35%, 4/15/16	266,748
216	6.40%, 3/15/16	202,777
360	6.40%, 11/15/19	323,790
1,357	6.50%, 2/15/16	1,280,032
20	6.50%, 9/15/16	18,728
442	6.50%, 10/15/16	413,464
170	6.50%, 12/15/18	160,901
22	6.50%, 5/15/19	20,427
358	6.55%, 12/15/19	324,797
14	6.60%, 5/15/18	12,864
51	6.65%, 6/15/18	47,428

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Financial Services (continued)
$60	6.70%, 6/15/18	$55,908
329	6.75%, 4/15/13	327,487
3	6.75%, 8/15/16	2,900
13	6.75%, 6/15/17	12,363
89	6.75%, 5/15/19	82,595
10	6.75%, 6/15/19	9,277
205	6.80%, 9/15/16	194,291
3	6.80%, 10/15/18	2,804
938	6.85%, 4/15/16	897,501
30	6.85%, 5/15/18	27,941
336	6.875%, 8/15/16	319,675
5	6.875%, 7/15/18	4,696
140	6.90%, 6/15/17	131,182
32	6.90%, 8/15/18	30,097
151	6.95%, 6/15/17	144,724
25	7.00%, 12/15/16	23,833
27	7.00%, 6/15/17	25,414
130	7.00%, 7/15/17	122,676
367	7.00%, 2/15/18	345,635
12	7.00%, 3/15/18	11,170
155	7.00%, 8/15/18	147,077
5	7.00%, 9/15/18	4,787
42	7.05%, 3/15/18	39,221
39	7.05%, 4/15/18	36,723
160	7.125%, 10/15/17	152,344
40	7.15%, 3/15/25	36,781
75	7.20%, 10/15/17	71,981
288	7.25%, 6/15/16	279,329
293	7.25%, 9/15/17	280,282
10	7.25%, 4/15/18	9,507
10	7.25%, 8/15/18	9,575
328	7.25%, 9/15/18	314,230
25	7.30%, 1/15/18	23,638
396	7.35%, 4/15/18	378,549
57	7.50%, 6/15/16	55,929
45	7.55%, 5/15/16	44,256
47	7.75%, 10/15/17	46,086
110	8.125%, 11/15/17	107,945
110	9.00%, 7/15/20	110,379
750	Bank of America Corp., 6.00%, 9/1/17	786,898
1,400	Capital One Capital VI, 8.875%, 5/15/40	1,480,014
	CIT Group, Inc.,
1,251	7.00%, 5/1/16	1,252,758
2,210	7.00%, 5/1/17	2,215,952
2,500	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	2,550,750
	Credit Agricole S.A. (g),
2,500	6.637%, 5/31/17 (a) (d)	1,796,875
£1,000	8.125%, 10/26/19	1,189,730
	Ford Motor Credit Co. LLC,
$15,500	8.00%, 12/15/16 (i)	18,391,664
4,600	8.125%, 1/15/20	5,647,351
7,000	ILFC E-Capital Trust I, 4.34%, 12/21/65, FRN (a) (d) (i)	4,457,390

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Financial Services (continued)
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	$513,409
€200	7.375%, 3/12/20	206,672
£300	7.588%, 5/12/20	387,647
£4,800	7.867%, 12/17/19	6,315,809
£700	7.869%, 8/25/20	915,540
$2,500	7.875%, 11/1/20 (a) (d)	2,100,000
1,400	8.00%, 6/15/20 (a) (d) (g)	1,127,000
2,000	8.50%, 12/17/21 (a) (d) (g)	1,390,000
£900	11.04%, 3/19/20	1,379,220
	LBG Capital No.2 PLC,
£534	9.125%, 7/15/20	723,671
£2,500	11.25%, 9/14/23	3,584,947
$1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	1,650
1,500	National City Preferred Capital Trust I, 12.00%, 12/10/12 (g) (i)	1,603,299
5,000	PNC Financial Services Group, Inc., 6.75%, 8/1/21 (g) (i)	5,193,175
1,000	PNC Preferred Funding Trust I, 6.517%, 3/15/12 (a) (d) (g)	745,000
3,700	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	2,886,000
	SLM Corp.,
400	6.25%, 1/25/16	408,764
6,200	8.00%, 3/25/20 (i)	6,618,500
6,400	8.45%, 6/15/18 (i)	6,960,000
2,168	SMFG Preferred Capital USD 3 Ltd., 9.50%, 7/25/18 (a) (d) (g)	2,563,660
8,200	Springleaf Finance Corp., 6.50%, 9/15/17 (i)	5,986,000
900	State Street Capital Trust III, 5.536%, 3/1/12 (g)	902,871
500	USB Capital IX, 3.50%, 3/1/12 (g)	374,725
		105,565,440
Insurance – 12.8%
10,000	American General Capital II, 8.50%, 7/1/30 (i)	9,859,550
1,600	American General Institutional Capital A, 7.57%, 12/1/45 (a) (d)	1,432,000
2,000	American General Institutional Capital B, 8.125%, 3/15/46 (a) (d) (i)	1,885,000
	American International Group, Inc.,
4,000	6.25%, 3/15/87, (converts to FRN on 3/15/37) (i)	3,180,000
£591	6.765%, 11/15/17 (a) (d)	929,727
€1,995	6.797%, 11/15/17 (a) (b) (d) (j) (acquisition cost-$1,829,737; purchased 5/21/10)	2,596,021
MXN8,000	7.98%, 6/15/17	579,388
€1,900	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a) (d)	2,124,927
$8,200	8.175%, 5/15/68, (converts to FRN on 5/15/38) (i)	7,995,000
4,400	8.25%, 8/15/18 (i)	5,081,767
£650	8.625%, 5/22/68, (converts to FRN on 5/22/18)	898,285
$2,200	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a) (d) (g) (i)	2,302,357
2,300	Hartford Financial Services Group, Inc., 8.125%, 6/15/68, (converts to FRN on 6/15/18)	2,420,750
2,000	MetLife Capital Trust IV, 7.875%, 12/15/67, (converts to FRN on 12/15/37) (a) (d) (i)	2,145,000
3,300	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a) (d) (i)	3,918,750
2,440	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17) (i)	2,503,799
		49,852,321

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Oil & Gas – 2.4%
	NGPL PipeCo LLC (a) (d),
$5,000	7.119%, 12/15/17	$4,467,980
5,000	7.768%, 12/15/37 (i)	4,243,715
600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a) (d)	624,000
		9,335,695
Telecommunications – 3.1%
	CenturyLink, Inc.,
800	6.00%, 4/1/17	842,322
11,000	7.60%, 9/15/39 (i)	11,212,839
		12,055,161
Utilities – 0.7%
1,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a) (d)	1,947,500
390	Dominion Resources, Inc., 2.879%, 9/30/66, FRN	340,351
400	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	395,424
		2,683,275
Total Corporate Bonds & Notes (cost-$214,560,448)		214,473,947

MUNICIPAL BONDS – 23.2%

California – 10.0%
9,200	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	11,088,852
3,000	Fresno Cnty. Rev., zero coupon, 8/15/24, Ser. A (FGIC-NPFGC)	1,357,170
5,000	Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47, Ser. A-1	3,408,250
900	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	984,609
7,600	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	9,925,904
1,100	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	1,239,150
600	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	618,372
1,000	Riverside Electric Rev., 7.605%, 10/1/40	1,354,590
1,000	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	371,980
400	San Marcos Unified School Dist., GO, zero coupon, 8/1/32	137,468
4,000	State Public Works Board Rev., 7.804%, 3/1/35, Ser. B-2	4,531,320
3,600	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	3,947,544
		38,965,209
Colorado – 1.3%
4,000	Denver Public Schools, CP, 7.017%, 12/15/37, Ser. B	5,130,360
District of Columbia – 2.2%
7,500	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	8,405,400
Nevada – 2.9%
10,000	Las Vegas Valley Water Dist., GO, 7.263%, 6/1/34	11,419,400
New Jersey – 0.6%
	Middlesex Cnty. Improvement Auth. Rev. (AGM-GTD),
1,935	zero coupon, 10/1/22	1,098,693
2,455	zero coupon, 10/1/23	1,306,944
		2,405,637

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PIMCO Income Strategy Fund Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Ohio – 2.9%
$8,000	American Municipal Power-Ohio, Inc. Rev., Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	$11,236,160
Pennsylvania – 0.1%
1,000	Philadelphia Auth. for Industrial Dev. Rev., zero coupon, 4/15/26, Ser. B (AMBAC)	359,300
Texas – 3.2%
1,900	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	2,198,015
9,000	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	10,215,720
		12,413,735
Total Municipal Bonds (cost-$77,216,625)		90,335,201

MORTGAGE-BACKED SECURITIES – 11.7%

154	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	112,234
3,100	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	2,389,694
	BCAP LLC Trust, CMO, VRN (a) (d),
1,200	5.594%, 3/26/37	92,400
906	10.834%, 6/26/36	104,209
390	Bear Stearns Alt-A Trust, 2.833%, 11/25/36, CMO, VRN	200,149
	Chase Mortgage Finance Corp., CMO,
1,464	2.501%, 3/25/37, FRN	1,027,922
25	2.802%, 12/25/35, FRN	23,857
1,600	6.00%, 2/25/37	1,249,993
1,200	6.00%, 7/25/37	983,852
2,470	6.25%, 10/25/36	2,063,354
375	Citicorp Mortgage Securities, Inc., 5.50%, 4/25/37, CMO	362,072
	Countrywide Alternative Loan Trust, CMO,
206	5.50%, 3/25/36	135,768
3,707	6.00%, 5/25/36	2,335,732
2,821	6.028%, 4/25/36, VRN	1,708,005
1,196	6.25%, 11/25/36	897,713
630	6.50%, 8/25/36	330,378
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
111	2.774%, 2/20/35, VRN	88,683
1,185	5.50%, 10/25/35	1,117,304
1,152	5.75%, 3/25/37	937,622
753	6.00%, 5/25/36	612,690
897	6.00%, 2/25/37	709,829
249	6.00%, 4/25/37	219,653
1,304	6.25%, 9/25/36	864,419
650	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	493,038
	GSR Mortgage Loan Trust, CMO,
287	5.50%, 5/25/36	231,935
7,041	6.00%, 2/25/36	6,137,951
73	Harborview Mortgage Loan Trust, 2.775%, 7/19/35, CMO, VRN	49,741
	JPMorgan Mortgage Trust, CMO,
1,833	5.00%, 3/25/37	1,389,063
831	5.433%, 1/25/37, VRN	614,866
440	6.00%, 8/25/37	372,029

PIMCO Income Strategy Fund
12	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

	Residential Asset Securitization Trust, CMO,
$1,346	5.75%, 2/25/36	$901,328
532	6.00%, 9/25/36	285,892
1,384	6.00%, 7/25/37	1,016,266
	Residential Funding Mortgage Securities I, CMO,
452	6.00%, 9/25/36	338,547
1,132	6.00%, 1/25/37	847,116
5,761	6.00%, 6/25/37	4,596,546
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
3,306	5.511%, 4/25/37	2,367,425
509	5.808%, 2/25/37	335,738
	WaMu Mortgage Pass Through Certificates, CMO,
1,000	5.473%, 2/25/37, FRN	783,800
300	5.835%, 9/25/36, VRN	208,535
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
263	2.667%, 4/25/36, VRN	206,759
549	2.698%, 7/25/36, FRN	378,710
4,968	2.738%, 7/25/36, FRN	3,635,663
796	5.75%, 3/25/37	669,489
490	6.00%, 6/25/37	447,881
700	6.00%, 7/25/37	675,556
Total Mortgage-Backed Securities (cost-$46,386,824)		45,551,406

Shares

PREFERRED STOCK – 4.5%

Banking – 1.2%
90,200	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (d) (g) (j) (k) (acquisition cost-$4,973,200; purchased 8/31/10-2/1/11)	4,659,398
Financial Services – 1.4%
100,000	Ally Financial, Inc., 8.50%, 5/15/16, Ser. A (g) (k)	2,091,000
120,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	3,232,800
		5,323,800
Real Estate Investment Trust – 1.9%
6,800	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a) (d) (g)	7,544,478
Total Preferred Stock (cost-$18,290,200)		17,527,676

CONVERTIBLE PREFERRED STOCK – 2.1%

Financial Services – 0.7%
2,700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	2,956,500
Utilities – 1.4%
98,000	PPL Corp., 9.50%, 7/1/13	5,311,600
Total Convertible Preferred Stock (cost-$7,163,145)		8,268,100

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	13

PIMCO Income Strategy Fund Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
ASSET-BACKED SECURITIES – 0.9%
$1,268	Asset-Backed Funding Certificates, 0.496%, 5/25/37, FRN (a) (d)	$1,032,212
454	Greenpoint Manufactured Housing, 8.45%, 6/20/31, VRN	391,363
1,092	GSAA Trust, 6.295%, 6/25/36	595,595
754	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	756,506
729	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47	471,633
Total Asset-Backed Securities (cost-$3,160,392)		3,247,309

Shares

MUTUAL FUNDS – 0.0%
1,540	BlackRock MuniYield Quality Fund II, Inc.	22,006
3,836	BlackRock MuniYield Quality Fund III, Inc.	57,195
Total Mutual Funds (cost-$66,897)		79,201

Principal Amount (000s)

SHORT-TERM INVESTMENTS – 2.6%

Corporate Notes – 1.8%
Airlines – 0.5%
$900	American Airlines, Inc., 10.50%, 10/15/12 (e)	901,125
1,861	American Airlines Pass Through Trust, 10.18%, 1/2/13 (b) (e)	1,228,454
		2,129,579
Financial Services – 1.3%
	Ally Financial, Inc.,
3,812	7.10%, 9/15/12	3,801,303
100	7.125%, 8/15/12	99,584
€900	Springleaf Finance Corp., 3.25%, 1/16/13	1,040,853
		4,941,740
Total Corporate Notes (cost-$7,898,409)		7,071,319
U.S. Treasury Obligations (l) – 0.7%
	U.S. Treasury Bills,
2,700	0.026%, 2/23/12 (cost-$2,699,931)	2,699,931
Repurchase Agreements – 0.1%
465	State Street Bank & Trust Co., dated 1/31/12, 0.01%, due 2/1/12, proceeds $465,000; collateralized by Federal Home Loan Bank, 0.255%, due 7/20/12, valued at $476,188 including accrued interest (cost-$465,000)	465,000
Total Short-Term Investments (cost-$11,063,340)		10,236,250
Total Investments (cost-$377,907,871) – 100.0%		$389,719,090

PIMCO Income Strategy Fund
14	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2012 (unaudited)

Principal Amount (000s)		Value
CORPORATE BONDS & NOTES – 52.6%

Airlines – 0.4%
$7,686	American Airlines Pass Through Trust, 9.73%, 9/29/14 (e)	$1,844,639
751	United Air Lines Pass Through Trust, 10.40%, 5/1/18 (i)	846,956
		2,691,595
Banking – 8.3%
5,500	AgFirst Farm Credit Bank, 7.30%, 3/1/12 (a) (b) (d) (g) (j) (acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	5,625,054
£13,600	Barclays Bank PLC, 14.00%, 6/15/19 (g)	25,717,068
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a) (d) (i)	6,792,125
€16,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.875%, 3/19/20	19,808,182
$1,400	HBOS PLC, 6.75%, 5/21/18 (a) (d) (i)	1,233,715
€2,400	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (g)	2,528,721
$1,675	Regions Financial Corp., 7.375%, 12/10/37	1,501,219
£800	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	1,203,912
		64,409,996
Consumer Products – 0.2%
$1,700	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a) (d)	1,700,000
Energy – 1.4%
9,379	AES Red Oak LLC, 8.54%, 11/30/19 (i)	9,660,848
2,300	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Series B (e)	1,334,000
		10,994,848
Financial Services – 24.7%
1,800	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a) (d)	900,000
	Ally Financial, Inc.,
416	5.25%, 1/15/14	399,334
315	5.35%, 1/15/14	302,942
130	5.70%, 6/15/13	127,485
561	5.75%, 1/15/14	543,525
565	5.90%, 1/15/19	516,438
3	5.90%, 2/15/19	2,653
585	6.00%, 12/15/13	574,591
1,437	6.00%, 2/15/19	1,282,315
119	6.00%, 3/15/19	105,715
9	6.00%, 9/15/19	8,002
486	6.10%, 9/15/19	434,822
159	6.125%, 10/15/19	142,343
394	6.15%, 8/15/19	353,970
454	6.15%, 10/15/19	407,081
675	6.20%, 4/15/19	611,002
500	6.25%, 12/15/18	466,645
47	6.25%, 7/15/19	42,523
7	6.35%, 4/15/16	6,552
792	6.35%, 10/15/16	736,311
303	6.35%, 4/15/19	274,925
1,142	6.35%, 7/15/19	1,039,547
463	6.375%, 1/15/14	453,736
249	6.50%, 9/15/16	233,169
608	6.50%, 10/15/16	568,746

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	15

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Financial Services (continued)
$5	6.50%, 6/15/18	$4,600
449	6.50%, 11/15/18	412,568
190	6.50%, 12/15/18	179,789
15	6.50%, 5/15/19	13,928
208	6.60%, 8/15/16	195,601
864	6.60%, 5/15/18	793,868
100	6.60%, 6/15/19	91,947
132	6.65%, 10/15/18	122,365
190	6.70%, 5/15/14	186,858
256	6.70%, 6/15/18	238,541
335	6.70%, 12/15/19	306,803
555	6.75%, 6/15/14	546,128
215	6.75%, 8/15/16	203,553
1,136	6.75%, 11/15/16	1,072,642
210	6.75%, 6/15/17	199,703
831	6.75%, 7/15/18	775,874
3	6.75%, 9/15/18	2,798
612	6.75%, 10/15/18	570,021
107	6.75%, 11/15/18	99,978
27	6.75%, 5/15/19	25,063
92	6.80%, 9/15/16	87,194
12	6.80%, 9/15/18	11,323
207	6.85%, 4/15/16	198,063
7	6.875%, 7/15/18	6,574
319	6.90%, 7/15/18	301,458
326	6.90%, 8/15/18	306,611
135	6.95%, 6/15/17	129,389
201	7.00%, 8/15/16	192,170
1,729	7.00%, 11/15/16	1,649,390
580	7.00%, 12/15/16	552,936
1,729	7.00%, 1/15/17	1,636,987
601	7.00%, 2/15/17	567,521
1,087	7.00%, 6/15/17	1,023,153
1,073	7.00%, 7/15/17	1,012,551
43	7.00%, 2/15/18	40,137
506	7.00%, 3/15/18	471,010
15	7.00%, 5/15/18	14,079
400	7.00%, 9/15/18	382,975
134	7.00%, 6/15/22	122,730
2,035	7.00%, 11/15/24	1,866,673
325	7.05%, 3/15/18	303,493
4	7.05%, 4/15/18	3,766
6	7.15%, 9/15/18	5,718
477	7.20%, 10/15/17	455,801
55	7.25%, 6/15/16	53,344
653	7.25%, 9/15/17	618,675
329	7.25%, 1/15/18	310,532
255	7.25%, 4/15/18	242,427
39	7.30%, 12/15/17	37,764
503	7.30%, 1/15/18	475,589
165	7.35%, 1/15/17	158,230
58	7.35%, 4/15/18	55,444
25	7.375%, 11/15/16	24,339

PIMCO Income Strategy Fund
16	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Financial Services (continued)
$55	7.375%, 4/15/18	$52,642
166	7.40%, 12/15/17	162,219
1,828	7.50%, 11/15/16	1,779,063
15	7.50%, 8/15/17	14,401
559	7.50%, 11/15/17	541,579
290	7.50%, 12/15/17	283,521
40	8.00%, 3/15/17	39,375
3	8.125%, 11/15/17	2,944
25	8.20%, 3/15/17	24,814
24	8.40%, 8/15/15	23,734
224	9.00%, 7/15/20	224,772
€3,200	American General Finance Corp., 4.125%, 11/29/13	3,435,621
$3,100	Bank of America Corp., 6.00%, 9/1/17 (i)	3,252,511
2,900	Capital One Capital VI, 8.875%, 5/15/40	3,065,744
	CIT Group, Inc.,
1,687	7.00%, 5/1/16	1,688,899
2,492	7.00%, 5/1/17	2,497,900
3,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	3,264,960
£2,000	Credit Agricole S.A., 8.125%, 10/26/19 (g)	2,379,459
$8,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	9,492,472
11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65, (converts to FRN on 12/21/15) (a) (d)	7,975,000
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	513,409
€500	7.375%, 3/12/20	516,680
£300	7.588%, 5/12/20	387,647
£10,200	7.867%, 12/17/19	13,421,095
£1,000	7.869%, 8/25/20	1,307,915
$4,500	7.875%, 11/1/20 (a) (d)	3,780,000
£4,700	11.04%, 3/19/20	7,202,591
	LBG Capital No.2 PLC,
€8,900	8.875%, 2/7/20	9,953,603
£300	12.75%, 8/10/20	477,468
€1,100	15.00%, 12/21/19	1,687,057
$2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	2,750
25,500	National City Preferred Capital Trust I, 12.00%, 12/10/12 (g) (i)	27,256,083
5,965	NSG Holdings LLC, 7.75%, 12/15/25 (a) (d)	5,994,825
2,200	PNC Preferred Funding Trust I, 6.517%, 3/15/12 (a) (d) (g) (i)	1,639,000
	SLM Corp.,
5,000	5.625%, 8/1/33 (i)	4,058,345
10,700	8.00%, 3/25/20 (i)	11,422,250
1,700	8.45%, 6/15/18	1,848,750
11,800	Springleaf Finance Corp., 6.50%, 9/15/17 (i)	8,614,000
1,596	State Street Capital Trust III, 5.536%, 3/1/12 (g)	1,601,091
800	USB Capital IX, 3.50%, 3/1/12 (g)	599,560
17,550	Wells Fargo & Co., 7.98%, 3/15/18 (g)	19,085,625
		191,466,420
Insurance – 16.3%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a) (d)	2,685,000
5,000	American General Institutional Capital B, 8.125%, 3/15/46 (a) (d) (i)	4,712,500

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	17

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Insurance (continued)
	American International Group, Inc.,
$1,900	6.25%, 3/15/87, (converts to FRN on 3/15/37)	$1,510,500
£10,545	6.765%, 11/15/17 (a) (d)	16,588,786
€12,540	6.797%, 11/15/17 (a) (b) (d) (j) (acquisition cost-$11,931,071; purchased 5/20/10-5/21/10)	16,317,844
MXN 16,000	7.98%, 6/15/17	1,158,777
€11,800	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a) (d)	13,196,912
$32,750	8.175%, 5/15/68, (converts to FRN on 5/15/38) (i)	31,931,250
£6,550	8.625%, 5/22/68, (converts to FRN on 5/22/18)	9,051,951
$1,700	AXA S.A., 6.463%, 12/14/18 (a) (d) (g)	1,266,500
6,500	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a) (d) (g)	6,802,419
4,700	Hartford Financial Services Group, Inc., 8.125%, 6/15/68, (converts to FRN on 6/15/18)	4,946,750
15,000	MetLife Capital Trust IV, 7.875%, 12/15/67, (converts to FRN on 12/15/37) (a) (d) (i)	16,087,500
		126,256,689
Telecommunications – 0.2%
1,400	CenturyLink, Inc., 6.00%, 4/1/17	1,474,063
200	Sprint Capital Corp., 8.75%, 3/15/32	169,000
		1,643,063
Utilities – 1.1%
3,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a) (d)	3,997,500
4,500	Ameren Energy Generating Co., 7.95%, 6/1/32	4,488,750
		8,486,250
Total Corporate Bonds & Notes (cost-$396,788,968)		407,648,861

MUNICIPAL BONDS – 20.1%

California – 12.4%
13,100	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	15,789,561
1,650	City & Cnty. of San Francisco Redev. Agcy., Tax Allocation, 8.406%, 8/1/39	1,921,623
3,000	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	3,202,140
4,000	Long Beach Redev. Agcy., Tax Allocation, 8.11%, 8/1/30	4,331,240
10,800	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	14,105,232
20,000	Northern California Power Agcy. Rev., 7.311%, 6/1/40	23,354,000
1,200	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	1,236,744
10,000	Riverside Community College Dist., GO, 7.021%, 8/1/40, Ser. D-1	11,384,800
1,355	San Bernardino Cnty. Redev. Agcy., Tax Allocation, 8.50%, 9/1/40	1,421,137
2,100	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	781,158
9,200	State Public Works Board Rev., 7.804%, 3/1/35, Ser. B-2	10,422,036
7,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	8,224,050
		96,173,721
Colorado – 0.8%
5,000	Denver Public Schools, CP, 7.017%, 12/15/37, Ser. B	6,412,950
District of Columbia – 1.9%
13,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	14,569,360
Illinois – 0.3%
2,600	State, GO, 6.63%, 2/1/35	2,816,528

PIMCO Income Strategy Fund
18	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Ohio – 2.4%
$13,000	American Municipal Power-Ohio, Inc. Rev., Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	$18,258,760
Texas – 2.3%
4,000	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	4,627,400
11,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	13,053,420
		17,680,820
Total Municipal Bonds (cost-$133,576,040)		155,912,139

MORTGAGE-BACKED SECURITIES – 11.9%

360	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	261,880
	Banc of America Funding Corp., CMO,
108	5.745%, 1/20/47, VRN	70,289
14,600	6.00%, 3/25/37	11,254,687
	BCAP LLC Trust, CMO, VRN (a) (d),
2,209	2.810%, 5/26/36	54,255
2,500	5.594%, 3/26/37	192,500
3,627	8.858%, 5/26/37	525,872
1,812	10.834%, 6/26/36	208,418
634	Bear Stearns Alt-A Trust, 2.833%, 11/25/36, CMO, VRN	325,242
	Chase Mortgage Finance Corp., CMO,
3,053	2.501%, 3/25/37, FRN	2,143,953
49	2.802%, 12/25/35, FRN	47,714
1,191	5.50%, 5/25/36	1,124,041
	Citicorp Mortgage Securities, Inc., CMO,
751	5.50%, 4/25/37	724,144
6,164	6.00%, 9/25/37	6,077,856
	Countrywide Alternative Loan Trust, CMO,
2,385	5.50%, 1/25/36	1,430,197
334	5.50%, 3/25/36	220,623
2,047	5.75%, 12/25/36	1,255,054
7,612	6.00%, 5/25/36	4,796,274
1,542	6.00%, 4/25/37	979,963
5,820	6.028%, 4/25/36, VRN	3,523,647
2,458	6.25%, 11/25/36	1,845,298
1,261	6.50%, 8/25/36	660,757
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
2,410	5.75%, 3/25/37	1,960,482
1,529	6.00%, 5/25/36	1,243,946
1,795	6.00%, 2/25/37	1,419,659
7,700	6.00%, 3/25/37	6,206,550
2,681	6.25%, 9/25/36	1,776,861
3,342	First Horizon Asset Securities, Inc., 2.625%, 11/25/35, CMO, FRN	2,608,364
4,599	JPMorgan Alternative Loan Trust, 2.627%, 5/25/36, CMO, VRN	2,495,896
	JPMorgan Mortgage Trust, CMO,
1,440	5.272%, 10/25/35, VRN	1,311,852
771	6.00%, 8/25/37	651,051
316	6.50%, 9/25/35	312,223
1,877	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	1,540,296
80	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	68,496

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	19

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

	Residential Asset Securitization Trust, CMO,
$2,784	5.75%, 2/25/36	$1,863,947
1,063	6.00%, 9/25/36	571,783
2,940	6.00%, 7/25/37	2,159,565
	Residential Funding Mortgage Securities I, CMO,
5,633	5.423%, 9/25/35, VRN	4,361,394
11,830	6.00%, 6/25/37	9,438,709
2,490	6.25%, 8/25/36	1,938,147
1,017	Suntrust Adjustable Rate Mortgage Loan Trust, 5.808%, 2/25/37, CMO, FRN	671,476
	WaMu Mortgage Pass Through Certificates, CMO,
2,000	5.473%, 2/25/37, FRN	1,567,599
643	5.835%, 9/25/36, VRN	446,861
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
525	2.667%, 4/25/36, VRN	413,518
1,149	2.698%, 7/25/36, FRN	791,848
10,107	2.738%, 7/25/36, FRN	7,397,200
1,593	5.75%, 3/25/37	1,338,980
Total Mortgage-Backed Securities (cost-$94,024,039)		92,279,367

Shares

PREFERRED STOCK – 6.2%

Automotive Products – 0.0%
20,275	Dura Automotive Systems, Inc., 20.00% (b) (f) (h)	10,137
Banking – 2.7%
397,300	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (d) (g) (j) (k) (acquisition cost-$21,899,400; purchased 2/26/10-3/23/11)	20,523,048
Financial Services – 3.1%
248,000	Ally Financial, Inc., 7.30%, 3/9/31	5,619,680
260,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	7,004,400
5,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (g)	5,792,187
255,400	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (k)	5,667,326
		24,083,593
Real Estate Investment Trust – 0.4%
3,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a) (d) (g)	3,328,446
Total Preferred Stock (cost-$50,302,628)		47,945,224

CONVERTIBLE PREFERRED STOCK – 3.8%

Financial Services – 0.5%
3,500	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	3,832,500
Utilities – 3.3%
	PPL Corp.,
104,000	8.75%, 5/1/14	5,466,240
374,000	9.50%, 7/1/13	20,270,800
		25,737,040
Total Convertible Preferred Stock (cost-$27,930,180)		29,569,540

PIMCO Income Strategy Fund
20	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

ASSET-BACKED SECURITIES – 3.0%

$2,669	Asset-Backed Funding Certificates, 0.496%, 5/25/37, FRN (a) (d)	$2,173,079
17,113	Greenpoint Manufactured Housing, 8.45%, 6/20/31, VRN	14,743,929
2,275	GSAA Trust, 6.295%, 6/25/36	1,240,822
6,086	Indymac Residential Asset-Backed Trust, 0.436%, 7/25/37, FRN	2,980,846
1,539	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	1,544,534
1,458	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47	943,265
Total Asset-Backed Securities (cost-$24,554,124)		23,626,475

SENIOR LOANS (a) (c) – 0.7%

Financial Services – 0.3%
2,115	Delos Aircraft, Inc., 7.00%, 3/17/16, Term B2	2,132,219
Utilities – 0.4%
4,759	Texas Competitive Electric Holdings Co. LLC, 4.795%, 10/10/17	2,955,046
Total Senior Loans (cost-$6,247,666)		5,087,265

Shares

MUTUAL FUNDS – 0.0%

3,160	BlackRock MuniYield Quality Fund II, Inc.	45,157
7,920	BlackRock MuniYield Quality Fund III, Inc.	118,087
Total Mutual Funds (cost-$137,887)		163,244

COMMON STOCK – 0.0%

Automotive Products – 0.0%
81,383	Dura Automotive Systems, Inc. (b) (f) (h) (cost-$1,317,433)	813

Principal Amount (000s)

SHORT-TERM INVESTMENTS – 1.7%

Corporate Notes – 0.9%
Airlines – 0.3%
$3,834	American Airlines Pass Through Trust, 10.18%, 1/2/13 (b) (e)	2,530,435
Financial Services – 0.6%
	Ally Financial, Inc.,
30	2.76%, 3/15/12, FRN	30,036
256	6.50%, 7/15/12	254,797
45	6.60%, 6/15/12	44,842
160	6.75%, 9/15/12	159,685
844	6.75%, 10/15/12	839,290
836	7.10%, 9/15/12	834,252
28	7.15%, 11/15/12	27,915
339	7.25%, 8/15/12	338,207
1,998	7.25%, 12/15/12	2,006,020
		4,535,044
Total Corporate Notes (cost-$8,316,668)		7,065,479

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	21

PIMCO Income Strategy Fund II Schedule of Investments

January 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

U.S. Treasury Obligations (l) – 0.7%
	U.S. Treasury Bills,
$4,900	0.02%-0.026%, 2/9/12-2/23/12 (cost-$4,899,973)	$4,899,973
Repurchase Agreements – 0.1%
400	Credit Suisse Securities (USA) LLC, dated 1/31/12, 0.20%, due 2/1/12, proceeds $400,002; collateralized by U.S. Treasury Notes, 0.25%, due 1/31/14, valued at $409,131 including accrued interest	400,000
522	State Street Bank & Trust Co., dated 1/31/12, 0.01%, due 2/1/12, proceeds $522,000; collateralized by U.S. Treasury Notes, 1.875%, due 10/31/17, valued at $535,786 including accrued interest	522,000
Total Repurchase Agreements (cost-$922,000)		922,000
Total Short-Term Investments (cost-$14,138,641)		12,887,452
Total Investments (cost-$749,017,606) – 100.0%		$775,120,380

PIMCO Income Strategy Fund
22	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Schedule of Investments

January 31, 2012 (unaudited) (continued)

(a)   Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $65,688,437 and $149,387,563, representing 16.9% and 19.3% of total investments in Income Strategy and Income Strategy II, respectively.

(b)   Illiquid.

(c)   These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2012.

(d)   144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)   In default.

(f)    Fair-Valued–Securities with an aggregate value of $10,950, representing less than 0.05% of total investments in Income Strategy II. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(g)   Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)   Non-income producing.

(i)    All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)    Restricted. The aggregate acquisition cost of such securities is $9,027,937 and $38,539,471 for Income Strategy and Income Strategy II, respectively. The aggregate market value is $9,914,535 and $42,465,946, representing 2.5% and 5.5% of total investments in Income Strategy and Income Strategy II, respectively.

(k)   Dividend rate is fixed until the first call date and variable thereafter.

(l)    Rates reflect the effective yields at purchase date.

Glossary:
AGM	- insured by Assured Guaranty Municipal Corp.
AMBAC	- insured by American Municipal Bond Assurance Corp.
£	- British Pound
CMO	- Collateralized Mortgage Obligation
CP	- Certificates of Participation
€	- Euro
FGIC	- insured by Financial Guaranty Insurance Co.
FRN	- Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2012.
GO	- General Obligation Bond
GTD	- Guaranteed
LIBOR	- London Inter-Bank Offered Rate
MXN	- Mexican Peso
NPFGC	- insured by National Public Finance Guarantee Corp.
VRN

-  Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2012.

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	23

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Statements of Assets and Liabilities

January 31, 2012 (unaudited)

	Income Strategy	Income Strategy II
Assets:
Investments, at value (cost-$377,907,871 and $749,017,606, respectively)	$389,719,090	$775,120,380
Cash (including foreign currency, at value of $180,371 and $308,983 with a cost of $175,152 and $309,021, respectively)	180,448	309,228
Interest and dividends receivable	7,589,845	15,982,683
Unrealized appreciation of forward foreign currency contracts	96,466	3,311,060
Unrealized appreciation of OTC swaps	18,583	–
Receivable for principal paydown	328	683
Prepaid expenses	38,344	55,484
Total Assets	397,643,104	794,779,518

Liabilities:
Payable for reverse repurchase agreements	56,430,000	76,380,000
Dividends payable to common and preferred shareholders	1,884,446	3,816,823
Unrealized depreciation of forward foreign currency contracts	453,492	621,228
Payable to brokers for cash collateral received	435,000	3,080,000
Investment management fees payable	244,354	486,955
Interest payable for reverse repurchase agreements	151,576	225,959
Payable to broker	–	42,340
Accrued expenses and other liabilities	167,469	262,454
Total Liabilities	59,766,337	84,915,759
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 3,159 and 6,440 shares issued and outstanding, respectively)	78,975,000	161,000,000
Net Assets Applicable to Common Shareholders	$258,901,767	$548,863,759

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$249	$583
Paid-in-capital in excess of par	411,862,359	935,425,175
Undistributed net investment income	4,337,908	13,822,479
Accumulated net realized loss	(168,744,463)	(428,974,488)
Net unrealized appreciation of investments swaps and foreign currency transactions	11,445,714	28,590,010
Net Assets Applicable to Common Shareholders	$258,901,767	$548,863,759
Common Shares Issued and Outstanding	24,894,204	58,307,433
Net Asset Value Per Common Share	$10.40	$9.41

PIMCO Income Strategy Fund
24	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Statements of Operations

Six Months ended January 31, 2012 (unaudited)

	Income Strategy	Income Strategy II
Investment Income:
Interest	$15,995,060	$31,331,082
Dividends	1,187,189	3,283,922
Facility and other fee income	102,583	28,895
Total Investment Income	17,284,832	34,643,899

Expenses:
Investment management fees	1,544,729	2,966,000
Interest expense	273,882	334,257
Custodian and accounting agent fees	85,641	127,783
Legal fees	83,984	108,640
Auction agent fees and commissions	66,884	135,067
Audit and tax services	60,292	59,783
Shareholder communications	34,469	55,705
Trustees’ fees and expenses	16,940	37,773
Transfer agent fees	15,556	15,566
New York Stock Exchange listing fees	10,566	22,946
Insurance expense	5,431	10,578
Miscellaneous	10,330	12,920
Total Expenses	2,208,704	3,887,018

Net Investment Income	15,076,128	30,756,881

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	6,683,239	4,155,839
Futures contracts	998,968	1,837,275
Swaps	(9,745,247)	(13,682,447)
Foreign currency transactions	2,281,178	5,690,019
Net change in unrealized appreciation/depreciation of: Investments	(24,831,134)	(47,230,910)
Futures contracts	(577,182)	(890,772)
Swaps	750,609	1,021,206
Foreign currency transactions	627,889	5,741,456
Net realized and change in unrealized loss on investments, futures contracts, swaps and foreign currency transactions	(23,811,680)	(43,358,334)
Net Decrease in Net Assets Resulting from Investment Operations	(8,735,552)	(12,601,453)
Dividends on Preferred Shares from Net Investment Income	(573,817)	(1,169,898)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(9,309,369)	$(13,771,351)

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	25

PIMCO Income Strategy Fund
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended January 31, 2012 (unaudited)	Year ended July 31, 2011
Investment Operations:
Net investment income	$15,076,128	$30,689,912
Net realized gain on investments, futures contracts, swaps and foreign currency transactions	218,138	6,383,400
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(24,029,818)	13,014,572
Net increase (decrease) in net assets resulting from investment operations	(8,735,552)	50,087,884

Dividends on Preferred Shares from Net Investment Income	(573,817)	(1,166,363)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(9,309,369)	48,921,521

Dividends to Common Shareholders from Net Investment Income	(15,163,116)	(29,956,842)

Common Share Transactions:
Reinvestment of dividends	683,517	1,666,381
Total increase (decrease) in net assets applicable to common shareholders	(23,788,968)	20,631,060

Net Assets Applicable to Common Shareholders:
Beginning of period	282,690,735	262,059,675
End of period (including undistributed net investment income of $4,337,908 and $4,998,713, respectively)	$258,901,767	$282,690,735

Common Shares Issued in Reinvestment of Dividends	64,696	146,096

PIMCO Income Strategy Fund
26	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund II
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended January 31, 2012 (unaudited)	Year ended July 31, 2011
Investment Operations:
Net investment income	$30,756,881	$59,883,484
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	(1,999,314)	19,192,118
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps, unfunded loan commitments and foreign currency transactions	(41,359,020)	22,736,170
Net increase (decrease) in net assets resulting from investment operations	(12,601,453)	101,811,772

Dividends on Preferred Shares from Net Investment Income	(1,169,898)	(2,379,363)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(13,771,351)	99,432,409

Dividends to Common Shareholders from Net Investment Income	(22,721,660)	(56,277,446)

Common Share Transactions:
Reinvestment of dividends	1,005,524	3,854,345
Total increase (decrease) in net assets applicable to common shareholders	(35,487,487)	47,009,308

Net Assets Applicable to Common Shareholders:
Beginning of period	584,351,246	537,341,938
End of period (including undistributed net investment income of $13,822,479 and $6,957,156, respectively)	$548,863,759	$584,351,246

Common Shares Issued in Reinvestment of Dividends	108,204	385,713

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	27

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Statements of Cash Flows

Six Months ended January 31, 2012 (unaudited)

	Income	Income
	Strategy	Strategy II
Decrease in Cash from:

Cash Flows provided by Operating Activities:
Net decrease in net assets resulting from investment operations	$(8,735,552)	$(12,601,453)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:
Purchases of long-term investments	(26,624,470)	(53,901,956)
Proceeds from sales of long-term investments	71,875,123	69,361,858
(Purchases) sales of short-term portfolio investments, net	(946,841)	795,987
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps and foreign currency transactions	24,029,818	41,359,020
Net realized (gain) loss on investments, futures contracts, swaps and foreign currency transactions	(218,138)	1,999,314
Net amortization/accretion on investments	(281,386)	(555,218)
(Increase) decrease in interest and dividends receivable	360,790	(2,241,325)
Increase in receivable for principal paydown	328	683
Proceeds from futures contracts transactions	515,061	1,170,491
Decrease in deposits with brokers for futures contracts collateral	548,000	841,000
(Increase) decrease in prepaid expenses	(8,416)	4,118
Decrease in payable for investments purchased	(1,237,834)	–
Increase in payable to brokers for cash collateral received	335,000	3,080,000
Net cash used for swap transactions	(10,270,735)	(14,506,270)
Net cash provided by foreign currency transactions	2,243,691	5,445,862
Decrease in investment management fees payable	(44,741)	(44,124)
Increase in interest payable for reverse repurchase agreements	129,354	216,235
Decrease in accrued expenses and other liabilities	(61,573)	(15,967)
Net cash provided by operating activities*	51,607,479	40,408,255

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements	(39,931,093)	(27,412,225)
Cash dividends paid (excluding reinvestment of dividends of $683,517 and $1,005,524, respectively)	(15,043,386)	(22,883,257)
Net cash used for financing activities	(54,974,479)	(50,295,482)
Net decrease in cash	(3,367,000)	(9,887,227)
Cash at beginning of period	3,547,448	10,196,455
Cash at end of period	$180,448	$309,228

*

Included in operating expenses is cash paid of $144,525 and $117,995 by Income Strategy and Income Strategy II, respectively, for interest expense primarily related to participation in reverse repurchase agreement transactions.

PIMCO Income Strategy Fund
28	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Income Strategy Fund (“Income Strategy”) and PIMCO Income Strategy Fund II (“Income Strategy II”), each a “Fund” and collectively the ‘‘Funds’’, were organized as Massachusetts business trusts on June 19, 2003 and June 30, 2004, respectively. Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Income Strategy and Income Strategy II had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect, wholly-owned subsidiary of Allianz Asset Management of America L.P. (“AAM”), formerly Allianz Global Investors of America L.P. prior to December 31, 2011. AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have authorized an unlimited amount of common shares with $0.00001 par value.

Each Fund’s investment objective is to seek high current income, consistent with the preservation of capital. There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual periods beginning on or after December 15, 2011. Fund management is evaluating the implications of this change.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively for interim or annual periods beginning on or after December 15, 2011. Fund management is evaluating the implications of this change.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures About Offsetting Assets and Liabilities” which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Funds are currently evaluating the effect that the guidance may have on its financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	29

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the six months ended January 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and

PIMCO Income Strategy Fund
30	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	31

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at January 31, 2012 in valuing Income Strategy’s assets and liabilities is listed below (refer to the Schedules of Investments and Note 5(a) and 5(b) for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/12
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	–	$905,616	$905,616
Energy	–	–	638,000	638,000
All Other	–	$212,930,331	–	212,930,331
Municipal Bonds	–	90,335,201	–	90,335,201
Mortgage-Backed Securities	–	45,354,797	196,609	45,551,406
Preferred Stock:
Financial Services	$5,323,800	–	–	5,323,800
All Other	–	12,203,876	–	12,203,876
Convertible Preferred Stock	8,268,100	–	–	8,268,100
Asset-Backed Securities	–	3,247,309	–	3,247,309
Mutual Funds	79,201	–	–	79,201
Short-Term Investments:
Corporate Notes:
Airlines	–	901,125	1,228,454	2,129,579
Financial Services	–	4,941,740	–	4,941,740
All Other	–	3,164,931	–	3,164,931

Total Investments in Securities – Assets	$13,671,101	$373,079,310	$2,968,679	$389,719,090

Other Financial Instruments* – Assets
Credit Contracts	–	$18,583	–	$18,583
Foreign Exchange Contracts	–	96,466	–	96,466

Total Other Financial Instruments* – Assets	–	$115,049	–	$115,049

Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	$(453,492)	–	$(453,492)

Total Investments	$13,671,101	$372,740,867	$2,968,679	$389,380,647

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Income Strategy for the six months ended January 31, 2012, was as follows:

	Beginning Balance 7/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 1/31/12

Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$20,181,942	–	$(15,972,453)	$2,116	$151,184	$(3,457,173)	–	–	$905,616
Energy	852,500	–	–	4,549	–	(219,049)	–	–	638,000
Mortgage-Backed Securities	226,603	$1,709	(95,544)	38,260	82,063	(56,482)	–	–	196,609

PIMCO Income Strategy Fund
32	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

	Beginning Balance 7/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 1/31/12

Short-Term Investments:
Corporate Notes:
Airlines	$1,861,294	–	–	$4,169	–	$(637,009)	–	–	$1,228,454

Total Investments	$23,122,339	$1,709	$(16,067,997)	$49,094	$233,247	$(4,369,713)	–	–	$2,968,679

A summary of the inputs used at January 31, 2012 in valuing Income Strategy II’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/12

Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	–	$2,691,595	$2,691,595
Energy	–	$9,660,848	1,334,000	10,994,848
All Other	–	393,962,418	–	393,962,418
Municipal Bonds	–	155,912,139	–	155,912,139
Mortgage-Backed Securities	–	91,352,577	926,790	92,279,367
Preferred Stock:
Automotive Products	–	–	10,137	10,137
Financial Services	$18,291,406	5,792,187	–	24,083,593
All Other	–	23,851,494	–	23,851,494
Convertible Preferred Stock	29,569,540	–	–	29,569,540
Asset-Backed Securities	–	23,626,475	–	23,626,475
Senior Loans	–	5,087,265	–	5,087,265
Mutual Funds	163,244	–	–	163,244
Common Stock	–	–	813	813
Short-Term Investments:
Corporate Notes	–	4,535,044	2,530,435	7,065,479
All Other	–	5,821,973	–	5,821,973

Total Investments in Securities – Assets	$48,024,190	$719,602,420	$7,493,770	$775,120,380

Other Financial Instruments* – Assets
Foreign Exchange Contracts	–	$3,311,060	–	$3,311,060

Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	$(621,228)	–	$(621,228)

Total Investments	$48,024,190	$722,292,252	$7,493,770	$777,810,212

There were no significant transfers between Levels 1 and 2 during the six months ended January 31, 2012.

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	33

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Income Strategy II for the six months ended January 31, 2012, was as follows:

	Beginning Balance 7/31/11	Purchases	Sales	Accrued Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 1/31/12

Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$8,533,892	–	$(138,196)	$59,280	$(11,235)	$(5,752,146)	–	–	$2,691,595
Energy	1,782,500	–	–	9,499	–	(457,999)	–	–	1,334,000
Mortgage-Backed Securities	1,076,658	$3,418	(191,089)	123,050	164,127	(195,119)	–	$(54,255)	926,790
Preferred Stock:
Automotive Products	10,137	–	–	–	–	–	–	–	10,137
Common Stock	813	–	–	–	–	–	–	–	813
Short-Term Investments:
Corporate Notes:
Airlines	3,833,993	–	–	8,587	–	(1,312,145)	–	–	2,530,435

Total Investments	$15,237,993	$3,418	$(329,285)	$200,416	$152,892	$(7,717,409)	–	$(54,255)	$7,493,770

*

Other financial instruments are derivatives not reflected in the Schedules of Investments, such as swap agreements and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which Income Strategy and Income Strategy II held at January 31, 2012 was $(3,736,144) and $(7,651,738), respectively. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received after settlement date relating to senior loans, consent fees relating to corporate actions and commitment fees received relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at January 31, 2012. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

PIMCO Income Strategy Fund
34	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, takes possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(h) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent a Fund does not cover its positions in reverse repurchase agreements (by transferring liquid assets at least equal in amount to the forward purchase commitment), the Funds’ uncovered obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that each Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(i) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	35

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may make it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(j) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(k) Interest Expense

Interest expense primarily relates to the Funds’ participation in reverse repurchase agreement transactions. Interest expense is recorded as incurred.

(l) Custody Credits on Cash Balances

The Funds may benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

(m) Senior Loans

The Funds purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the principal amounts will never be utilized by the borrower.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, foreign currency and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Funds holds variable or floating rate securities, a decrease (or, in the case of inverse

PIMCO Income Strategy Fund
36	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

2. Principal Risks (continued)

floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Funds hold mortgage-related securities, they may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Leverage will cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds engage in transactions (such as reverse repurchase agreements) or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	37

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

2. Principal Risks (continued)

by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Funds had credit default swap agreements and securities outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The balance shown under payable to broker on the Statement of Assets and Liabilities for Income Strategy II represents the amount due to Lehman Brothers International (Europe).

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap

PIMCO Income Strategy Fund
38	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on centrally cleared swaps on the Funds’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Funds would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	39

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds in a manner which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed later in the Notes to Financial Statements (see 5(a)), serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2012 for which the Funds are sellers of protection are disclosed later in the Notes to Financial Statements (see 5(a)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

At January 31, 2012 there were no open credit default swaps agreements on Income Strategy II.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified

PIMCO Income Strategy Fund
40	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

At January 31, 2012 there were no open interest rate swap agreements on Income Strategy and Income Strategy II.

(c) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market price risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities.

The following is a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Assets and Liabilities at January 31, 2012:

Income Strategy:

Location	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	$18,583	–	$18,583
Unrealized appreciation of forward foreign currency contracts	–	$96,466	96,466

Total asset derivatives	$18,583	$96,466	$115,049

Liability derivatives:
Unrealized depreciation of forward foreign currency contracts	–	$(453,492)	$(453,492)

Income Strategy II:

Location	Foreign Exchange Contracts
Asset derivatives:
Unrealized appreciation of forward foreign currency contracts	$3,311,060

Liability derivatives:
Unrealized depreciation of forward foreign currency contracts	$(621,228)

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	41

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

The effect of derivatives on the Statements of Operations for the six months ended January 31, 2012:

Income Strategy:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Futures contracts	$998,968	–	–	$998,968
Swaps	(9,768,122)	$22,875	–	(9,745,247)
Foreign currency transactions (forward foreign currency contracts)	–	–	$2,137,483	2,137,483

Total net realized gain (loss)	$(8,769,154)	$22,875	$2,137,483	$(6,608,796)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$(577,182)	–	–	$(577,182)
Swaps	787,029	$(36,420)	–	750,609
Foreign currency transactions (forward foreign currency contracts)	–	–	$665,376	665,376

Total net change in unrealized appreciation/depreciation	$209,847	$(36,420)	$665,376	$838,803

Income Strategy II:

Location	Interest Rate Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Futures contracts	$1,837,275	–	$1,837,275
Swaps	(13,682,447)	–	(13,682,447)
Foreign currency transactions (forward foreign currency contracts)	–	$5,398,680	5,398,680

Total net realized gain (loss)	$(11,845,172)	$5,398,680	$(6,446,492)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$(890,772)	–	$(890,772)
Swaps	1,021,206	–	1,021,206
Foreign currency transactions (forward foreign currency contracts)	–	$5,985,613	5,985,613

Total net change in unrealized appreciation/depreciation	$130,434	$5,985,613	$6,116,047

PIMCO Income Strategy Fund
42	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended January 31, 2012:

	Futures	Forward Foreign		Credit Default	Interest Rate
	Contracts (1)	Currency Contracts (2)		Swap Agreements (3)	Swap
	Long	Purchased	Sold	Sell	Agreements (3)
Income Strategy	245	$5,676,166	$60,066,145	$1,500	$51,100
Income Strategy II	505	6,548,601	185,110,562	–	89,300

(1)  Number of contracts

(2)  U.S. $ value on origination date

(3)  Notional amount (in thousands)

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Fund’s average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

For the six months ended January 31, 2012, purchases and sales of investments, other than short-term securities were:

	Purchases	Sales
Income Strategy	$26,624,470	$73,857,169
Income Strategy II	53,901,956	74,091,271

(a) OTC credit default swap agreements outstanding at January 31, 2012:

Sell protection swap agreements:

Income Strategy:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (1)	Credit Spread	Termination Date	Payments Received	Market Value (2)	Upfront Premiums Paid	Unrealized Appreciation
Goldman Sachs:
HCA	$1,500	2.43%	9/20/13	3.00%	$18,583	–	$18,583

(1)       This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)       The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2012 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	43

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

5. Investments in Securities (continued)

(b) Forward foreign currency contracts outstanding at January 31, 2012:

Income Strategy:

	Counterparty	U.S.$ Value on Origination Date	U.S.$Value January 31, 2012	Unrealized Appreciation (Depreciation)
Purchased:
137,000 Australian Dollar settling 2/23/12	JPMorgan Chase	$134,618	$145,103	$10,485
144,530 Brazilian Real settling 3/2/12	JPMorgan Chase	76,451	82,091	5,640
67,000 British Pound settling 3/12/12	Deutsche Bank	104,525	105,546	1,021
7,095,112 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	1,095,347	1,124,505	29,158
4,598,000 Euro settling 2/2/12	Citigroup	5,985,676	6,014,412	28,736
292,068 Mexican Peso settling 3/15/12	Barclays Bank	20,912	22,328	1,416
Sold:
298,000 Australian Dollar settling 2/23/12	Citigroup	300,401	315,627	(15,226)
10,353,000 British Pound settling 3/12/12	Barclays Bank	16,188,106	16,309,168	(121,062)
4,120,000 British Pound settling 3/12/12	JPMorgan Chase	6,461,499	6,490,271	(28,772)
10,352,000 British Pound settling 3/12/12	UBS	16,225,984	16,307,593	(81,609)
6,975,000 Chinese Yuan Renminbi settling 6/1/12	Citigroup	1,095,665	1,105,301	(9,636)
945,000 Euro settling 4/16/12	Barclays Bank	1,211,348	1,236,407	(25,059)
4,598,000 Euro settling 3/2/12	Citigroup	5,986,338	6,014,734	(28,396)
698,000 Euro settling 4/16/12	Citigroup	893,203	913,241	(20,038)
2,228,000 Euro settling 4/16/12	Deutsche Bank	2,858,635	2,915,043	(56,408)
4,719,000 Euro settling 2/2/12	Goldman Sachs	6,192,696	6,172,686	20,010
1,708,000 Euro settling 4/16/12	UBS	2,175,055	2,234,692	(59,637)
1,329,700 Mexican Peso settling 3/15/12	HSBC Bank	100,000	101,651	(1,651)
1,337,100 Mexican Peso settling 3/15/12	Morgan Stanley	100,000	102,217	(2,217)
2,665,650 Mexican Peso settling 3/15/12	UBS	200,000	203,781	(3,781)
				$(357,026)

Income Strategy II:

	Counterparty	U.S.$ Value on Origination Date	U.S.$Value January 31, 2012	Unrealized Appreciation (Depreciation)
Purchased:
432,000 Australian Dollar settling 2/23/12	JPMorgan Chase	$424,490	$457,553	$33,063
149,204 Brazilian Real settling 3/2/12	JPMorgan Chase	78,923	84,746	5,823

PIMCO Income Strategy Fund
44	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

5. Investments in Securities (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$Value January 31, 2012	Unrealized Appreciation (Depreciation)
14,519,138 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	$2,241,318	$2,301,139	$59,821
570,000 Euro settling 2/17/12	Deutsche Bank	770,346	745,609	(24,737)
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	91,201	(9,014)
584,136 Mexican Peso settling 3/15/12	Barclays Bank	41,824	44,655	2,831
Sold:
697,000 Australian Dollar settling 2/23/12	Citigroup	702,615	738,227	(35,612)
23,124,000 British Pound settling 3/12/12	Barclays Bank	36,157,033	36,427,433	(270,400)
9,190,000 British Pound settling 3/12/12	JPMorgan Chase	14,412,907	14,477,085	(64,178)
23,124,000 British Pound settling 3/12/12	UBS	36,245,136	36,427,433	(182,297)
14,273,000 Chinese Yuan Renminbi settling 6/1/12	Citigroup	2,242,067	2,261,786	(19,719)
31,919,000 Euro settling 2/17/12	Barclays Bank	43,461,834	41,752,791	1,709,043
28,395,000 Euro settling 2/17/12	UBS	38,643,223	37,143,097	1,500,126
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	91,554	91,201	353
2,659,050 Mexican Peso settling 3/15/12	HSBC Bank	200,000	203,276	(3,276)
2,674,200 Mexican Peso settling 3/15/12	Morgan Stanley	200,000	204,434	(4,434)
5,331,300 Mexican Peso settling 3/15/12	UBS	400,000	407,561	(7,561)
				$2,689,832

At January 31, 2012, Income Strategy and Income Strategy II held $435,000 and $3,080,000, respectively, in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Funds’ investment strategies.

(c) Open reverse repurchase agreements at January 31, 2012:

Income Strategy:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.753%	8/24/11	2/17/12	$5,817,525	$5,798,000
	0.764	8/24/11	2/14/12	10,842,922	10,806,000
	0.85	12/19/11	3/21/12	1,105,147	1,104,000
	1.053	8/24/11	2/17/12	4,580,469	4,559,000
	1.053	8/24/11	2/24/12	5,146,121	5,122,000
Credit Suisse First Boston	0.80	11/23/11	2/17/12	2,427,771	2,424,000
Deutsche Bank	0.65	11/8/11	2/8/12	1,301,995	1,300,000
	0.65	11/18/11	2/17/12	4,991,750	4,985,000
	0.68	11/23/11	2/23/12	2,499,300	2,496,000
	0.75	12/14/11	3/16/12	2,336,383	2,334,000
	0.80	11/18/11	2/17/12	5,369,935	5,361,000
	0.85	11/29/11	2/27/12	5,595,442	5,587,000

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	45

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

5. Investments in Securities (continued)

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Greenwich Capital Markets	0.65%	11/23/11	2/23/12	$1,504,900	$1,503,000
UBS	0.80	8/24/11	2/27/12	3,061,916	3,051,000
					$56,430,000

Income Strategy II:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.753%	8/24/11	2/24/12	$23,332,310	$23,254,000
	0.764	8/24/11	2/14/12	1,225,172	1,221,000
	0.85	12/16/11	3/19/12	789,875	789,000
	1.053	8/24/11	2/14/12	5,081,819	5,058,000
	1.053	8/24/11	2/17/12	14,034,784	13,969,000
	1.053	8/24/11	2/24/12	5,177,267	5,153,000
Deutsche Bank	0.65	11/8/11	2/8/12	7,249,108	7,238,000
	0.65	11/10/11	2/8/12	1,520,275	1,518,000
	0.65	12/2/11	2/27/12	2,609,871	2,607,000
	0.70	11/23/11	2/22/12	2,787,789	2,784,000
	0.72	12/5/11	3/5/12	1,074,245	1,073,000
	0.75	12/19/11	3/21/12	7,671,025	7,664,000
UBS	0.62	1/26/12	4/27/12	4,052,419	4,052,000
					$76,380,000

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2012 for Income Strategy and Income Strategy II was $74,551,223 and $90,303,958, respectively, at a weighted average interest rate of 0.71% and 0.72%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions transferred for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at January 31, 2012 was $62,179,197 and $82,001,108 for Income Strategy and Income Strategy II, respectively.

At January 31, 2012, Income Strategy and Income Strategy II held $920,269, and $237,000, respectively, in principal value of U.S. Treasury Obligations as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedules of Investments.

6. Income Tax Information

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

At January 31, 2012, the aggregate cost basis and net unrealized appreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Income Strategy	$377,932,937	$26,410,588	$14,624,435	$11,786,153
Income Strategy II	749,017,606	58,142,313	32,039,539	26,102,774

The difference between book and tax cost basis for Income Strategy was attributable to wash sale loss deferrals.

PIMCO Income Strategy Fund
46	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
Notes to Financial Statements

January 31, 2012 (unaudited)

7. Auction-Rate Preferred Shares

Income Strategy has 1,053 shares of Preferred Shares Series T, 1,053 shares of Preferred Shares Series W and 1,053 shares of Preferred Shares Series TH outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Income Strategy II has 1,288 shares of Preferred Shares Series M, 1,288 shares of Preferred Shares Series T, 1,288 shares of Preferred Shares Series W, 1,288 shares of Preferred Shares Series TH, and 1,288 shares of Preferred Shares Series F outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or default procedures in the event of auction failure). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended January 31, 2012, the annualized dividend rates ranged from:

	High	Low	At January 31, 2012
Income Strategy:
Series T	1.466%	1.409%	1.450%
Series W	1.466%	1.409%	1.450%
Series TH	1.464%	1.370%	1.448%
Income Strategy II:
Series M	1.465%	1.413%	1.448%
Series T	1.466%	1.409%	1.450%
Series W	1.466%	1.409%	1.450%
Series TH	1.464%	1.370%	1.448%
Series F	1.465%	1.409%	1.448%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, the higher of the 7-day USD London Inter-Bank Offered Rate (“LIBOR”) multiplied by 150% or the 7-day USD LIBOR plus 1.25% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

On September 12, 2011, Moody’s Investor Service downgraded its ratings for each series of the Funds’ Preferred Shares from Aaa to Aa2.

See Note “8. Legal Proceedings” for a discussion of shareholder demand letters received by the Funds and certain other closed-end funds managed by the Investment Manager.

PIMCO Income Strategy Fund
1.31.12 | PIMCO Income Strategy Fund II Semi-Annual Report	47

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

Notes to Financial Statements

January 31, 2012 (unaudited)

8. Legal Proceedings

Beginning in May 2010, several closed-end funds managed by the Investment Manager, including the Funds and certain other funds sub-advised by the Sub-Adviser, each received a demand letter from a law firm on behalf of certain common shareholders. The demand letters allege that the Investment Manager and certain officers and trustees of the funds breached their fiduciary duties in connection with the redemption at par of a portion of the funds’ ARPS and demand that the boards of trustees take certain action to remedy those alleged breaches. After conducting an investigation in August 2010, the independent trustees of the Funds rejected the demands made in the demand letters.

On December 1, 2011, Brigade Leveraged Capital Structures Fund Ltd. and Brigade Capital Management, LLC (together, “Brigade Plaintiffs”), significant shareholders of each Fund’s ARPS, filed suit (the “Brigade Action”) in The Commonwealth of Massachusetts Superior Court for Suffolk County against the Funds claiming that each Fund had breached applicable provisions of its Bylaws by setting the next annual meeting of shareholders (which the Funds jointly hold) on July 31, 2012 after the Brigade Plaintiffs had notified the Funds of their intention to nominate a candidate for election to serve as Trustee of each Fund elected by the ARPS voting as a separate class at the Funds’ next annual shareholder meeting. In the Brigade Action, the Brigade Plaintiffs are seeking injunctive relief requiring the Funds to hold their next annual meetings as soon as practicable. No monetary damages have been alleged or sought by the Brigade Plaintiffs in the suit. On December 7, 2011, the Massachusetts Superior Court denied the Brigade Plaintiffs’ motion for expedited discovery and immediate trial, and on December 23, 2011, the Funds and the Brigade Plaintiffs served simultaneous motions for summary judgment. On February 17, 2012, the Massachusetts Superior Court issued a Decision and Order (“Summary Judgment Order”) granting the Brigade Plaintiffs’ motion for summary judgment and principally requiring the Funds to hold their next annual meeting “as soon as practicable.” Thereafter, the Funds filed a Notice of Appeal of the Summary Judgment Order to the Massachusetts Appeals Court (“Appeals Court”), together with application to the Appeals Court for a stay of the Summary Judgment Order pending the resolution of the appeal. On March 15, 2012, a single Justice of the Appeals Court issued a Memorandum and Order granting a stay of the Summary Judgment Order pending appeal, in which the Justice concluded that the Funds were likely to succeed in their appeal in front of the full Appeals Court, and the Summary Judgment Order in favor of the Brigade Plaintiffs would likely be reversed as wrongly decided. The Funds intend to continue with their appeal of the Summary Judgment Order.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9. Subsequent Events

On February 1, 2012, the following dividends were declared to common shareholders payable March 1, 2012 to shareholders of record on February 13, 2012:

Income Strategy	$0.075 per common share
Income Strategy II	$0.065 per common share

On March 1, 2012, the following dividends were declared to common shareholders payable April 2, 2012 to shareholders of record on March 12, 2012:

Income Strategy	$0.075 per common share
Income Strategy II	$0.065 per common share

There were no other events that require recognition or disclosure. In preparing these financial statements, Funds management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

PIMCO Income Strategy Fund
48	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12

PIMCO Income Strategy Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended January 31, 2012		Year ended July 31,
	(unaudited)		2011	2010	2009		2008		2007
Net asset value, beginning of period	$11.39		$10.62	$9.07	$14.73		$17.38		$19.14
Investment Operations:
Net investment income	0.60		1.24	1.38 (1)	1.54		1.81		2.13
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(0.96)		0.79	2.72	(5.81)		(2.08)		(1.29)
Total from investment operations	(0.36)		2.03	4.10	(4.27)		(0.27)		0.84
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.02)		(0.05)	(0.06)	(0.21)		(0.54)		(0.59)
Net realized gains	—		—	—	—		—		(0.00	)†
Total dividends and distributions on preferred shares	(0.02)		(0.05)	(0.06)	(0.21)		(0.54)		(0.59)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.38)		1.98	4.04	(4.48)		(0.81)		0.25
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.61)		(1.21)	(2.06)	(1.18)		(1.54)		(1.77)
Net realized gains	—		—	—	—		(0.30)		(0.24)
Total dividends and distributions to common shareholders	(0.61)		(1.21)	(2.06)	(1.18)		(1.84)		(2.01)
Common Share Transactions:
Dilution to net asset value, resulting from rights offering	—		—	(0.43)	—		—		—
Net asset value, end of period	$10.40		$11.39	$10.62	$9.07		$14.73		$17.38
Market price, end of period	$11.13		$12.39	$11.50	$8.98		$13.98		$17.88
Total Investment Return (2)	(4.70)%		19.67%	52.70%	(25.78)%		(12.26)%		(0.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$258,902		$282,691	$262,060	$165,982		$269,140		$316,289
Ratio of expenses to average net assets, including interest expense (3)(5)	1.73	%(6)	1.51%	1.47%	2.31	%(4)	1.68	%(4)	1.68	%(4)
Ratio of expenses to average net assets, excluding interest expense (3)	1.51	%(6)	1.41%	1.43%	2.20	%(4)	1.67	%(4)	1.55	%(4)
Ratio of net investment income to average net assets (3)	11.78	%(6)	11.00%	13.44%	17.31%		11.18%		11.14%
Preferred shares asset coverage per share	$106,937		$114,474	$107,946	$77,538		$57,030		$62,622
Portfolio turnover rate	7%		44%	115%	98%		31%		62%

†	Less than $(0.005) per common share.
(1)	Calculated on average common shares outstanding.
(2)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and capital gains distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(3)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(l) in Notes to Financial Statements).
(5)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(6)	Annualized.

PIMCO Income Strategy Fund
See accompanying Notes to Financial Statements. | 1.31.12 |	PIMCO Income Strategy Fund II Semi-Annual Report	49

PIMCO Income Strategy Fund II Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended January 31, 2012		Year ended July 31,
	(unaudited)		2011	2010	2009		2008		2007
Net asset value, beginning of period	$ 10.04		$ 9.29	$ 7.98	$ 14.16		$ 16.76		$ 18.76
Investment Operations:
Net investment income	0.53		1.03	1.18 (1)	1.44		1.81		2.06
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(0.75)		0.73	2.20	(6.40)		(2.37)		(1.34)
Total from investment operations	(0.22)		1.76	3.38	(4.96)		(0.56)		0.72
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.02)		(0.04)	(0.05)	(0.20)		(0.52)		(0.58)
Net realized gains	—		—	—	—		—		(0.00	)†
Total dividends and distributions on preferred shares	(0.02)		(0.04)	(0.05)	(0.20)		(0.52)		(0.58)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.24)		1.72	3.33	(5.16)		(1.08)		0.14
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.39)		(0.97)	(1.64)	(1.02)		(1.51)		(1.72)
Net realized gains	—		—	—	—		—		(0.42)
Return of capital	—		—	—	—		(0.01)		—
Total dividends and distributions to common shareholders	(0.39)		(0.97)	(1.64)	(1.02)		(1.52)		(2.14)
Common Share Transactions:
Dilution to net asset value, resulting from rights offering	—		—	(0.38)	—		—		—
Net asset value, end of period	$ 9.41		$ 10.04	$ 9.29	$ 7.98		$ 14.16		$ 16.76
Market price, end of period	$ 9.93		$ 10.27	$ 10.05	$ 7.78		$ 12.80		$ 17.28
Total Investment Return (2)	0.92%		12.53%	52.97%	(29.85)%		(18.08)%		2.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$ 548,864		$ 584,351	$ 537,342	$ 341,949		$ 604,632		$ 712,152
Ratio of expenses to average net assets, including interest expense (3)(5)	1.45	%(6)	1.24%	1.42%	2.08	%(4)	1.60	%(4)	1.48	%(4)
Ratio of expenses to average net assets, excluding interest expense (3)	1.32	%(6)	1.21%	1.37%	1.96	%(4)	1.60	%(4)	1.48	%(4)
Ratio of net investment income to average net assets (3)	11.47	%(6)	10.34%	13.08%	17.84%		11.59%		11.03%
Preferred shares asset coverage per share	$ 110,213		$ 115,720	$ 108,425	$ 78,091		$ 56,481		$ 62,069
Portfolio turnover rate	7%		42%	87%	96%		29%		65%

†	Less than $(0.005) per common share.
(1)	Calculated on average common shares outstanding.
(2)

Total investment return is calculated assuming of a purchase a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends, capital gain and return of capital distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(3)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(4)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(l) in Notes to Financial Statements).
(5)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(6)	Annualized.

PIMCO Income Strategy Fund
50	PIMCO Income Strategy Fund II Semi-Annual Report | 1.31.12 | See accompanying Notes to Financial Statements.

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II
A Note Regarding Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements/Changes to Board of Trustees/
Proxy Voting Policies & Procedures (unaudited)

A Note Regarding Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements:

Reference is made to the section of the Funds’ July 31, 2011 Annual Report (the “July Annual Report”) entitled “Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements,” which discussed the material factors and conclusions that formed the basis for the Boards’ approval, at their June 14-15, 2011 in-person meetings (the “June 2011 contract review meeting”), of the continuance of the Funds’ Management Agreements with the Investment Manager (the “Advisory Agreements”) and Portfolio Management Agreements between the Investment Manager and the Sub-Advisers (the “Sub-Advisory Agreements”) for a one-year period commencing July 1, 2011.

Subsequent to the date of the June 2011 contract review meeting, it was discovered that there were certain inaccuracies in the information provided to the Boards by Morningstar Associates LLC (“Morningstar”) with respect to the performance and/or expense figures shown for the Funds and their related rankings among peer group funds. In consultation with the Investment Manager, Morningstar produced a revised version of the information correcting the identified inaccuracies, which was provided to the Trustees for their consideration at a meeting held on December 13-14, 2011.

In considering the revised information, the Trustees noted, among other differences, that the following information from the revised Morningstar materials differed from information summarized in the July Annual Report as having been considered by the Trustees at the June 2011 contract review meeting:

Income Strategy Fund:

The Fund actually ranked eighth, rather than fourth, out of eleven funds in the expense peer group for total net expense ratio based on common and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked eleventh having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Fund actually had second quartile, instead of first quartile performance for the one-year period ended February 28, 2011.

Income Strategy Fund II:

The Fund actually ranked eighth, rather than fourth, out of eleven funds in the expense peer group for total net expense ratio based on common and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked eleventh having the highest fees/expenses in the peer group).

After considering the revised Morningstar information and taking into account the other information and factors considered as part of the June 2011 contract review meeting, the Trustees, including the non-interested Trustees, determined at their December 2011 meeting that the revised Morningstar information, if it had been considered at the time of the June 2011 contract review meeting, would not have changed their determination to approve the continuance of the Funds’ Advisory Agreements and Sub-Advisory Agreements for a one-year period commencing July 1, 2011, as specified in the July Annual Report.

Changes to Board of Trustees:

Paul Belica retired from the Funds’ Board as a Trustee on December 31, 2011.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

PIMCO Income Strategy Fund
1.31.12 |	PIMCO Income Strategy Fund II Semi-Annual Report	51

Trustees Hans W. Kertess Chairman of the Board of Trustees Deborah A. DeCotis Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport

Fund Officers

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AGI-2012-01-30-2790

AZ600SA_013112

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

(a)                    The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)                   Not applicable due to no such divestments during the period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Income Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date:	March 29, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date:	March 29, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date:	March 29, 2012